Share-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

NOTE 11. Share-Based Compensation

Arcturus Therapeutics, Inc. had one stock compensation plan prior to the merger, the 2013 Equity Incentive Plan (the “2013” Plan) which provides for the granting of options, warrants, restricted stock awards, restricted stock units, and other equity-based compensation to the Company’s directors, employees and consultants. In connection with the merger and as required in the 2013 Plan, all outstanding options in the 2013 Plan converted into options to purchase shares of Alcobra Ltd.’s Ordinary Shares, as renamed Arcturus Therapeutics Ltd., and the applicable share amounts and exercise prices were adjusted to reflect the exchange ratio. The 2013 Plan has been extinguished and no additional grants shall be made from the 2013 Plan. Options granted under the 2013 Plan generally expire ten years from the date of grant. There are no shares available for future issuance under the 2013 Plan at December 31, 2017.

Prior to the merger, Alcobra Ltd. granted options to officers, directors, advisors, management and other key employees through the 2010 Incentive Option Plan (the “2010 Plan"). Substantially all options that were outstanding under the 2010 Plan became fully vested upon the closing of the merger. The value of these options was included as a component of the purchase price recorded in conjunction with the merger. The number of shares subject to and the exercise prices applicable to these outstanding options were adjusted in connection with the 1- for- 7 reverse stock-split. Options granted under the 2010 Plan generally expire ten years from the date of grant. Upon merger, the 2013 Plan was assumed by the 2010 Plan and the Company intends for the 2010 Plan to be its primary stock compensation plan for future awards. The Company generally issues new shares upon option exercise. There are 465,558 shares available for future issuance under the 2010 Plan as of December 31, 2017.

Share Options

The following table presents the weighted-average assumptions used in the Black-Scholes valuation model by the Company in calculating the fair value of share options granted:

	For the Year Ended December 31,
	2017	2016	2015
Expected life (in years)	7.3	5.8	6.1
Expected volatility	76.4%	83.4%	76.1%
Expected dividend yield	—%	—%	—%
Risk-free interest rate	1.87%	1.51%	1.64%
Grant date weighted average fair value	$7.94	$1.23	$3.65

The following table summarizes the Company’s share option activity for the year ended December 31, 2017:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding – December 31, 2016	413,752	$2.15
Granted	91,562	$1.02
Acquired in conjunction with merger with Alcobra Ltd.	418,667	$26.37
Exercised	(378,343)	$2.61		$504
Forfeited/cancelled	(201,583)	$39.90
Outstanding – December 31, 2017	344,055	$8.70	6.1	$1,181
Exercisable – December 31, 2017	268,888	$3.25	5.4	$709
Exercisable and expected to vest – December 31, 2017	344,055	$8.70	6.1	$1,181

At December 31, 2017, the total unrecognized compensation cost of $217,000 will be recognized over the weighted-average remaining service period of approximately 2.8 years. The fair value of the options vested during the years ended December 31, 2017, 2016 and 2015 was $669,000, $171,000 and $177,000, respectively.

During 2017, the Company granted options for 58,600 shares to two board of directors members at an exercise price below fair value at the grant date. The awards were subject to performance conditions based on closing the reverse merger with Alcobra Ltd. and execution of a facility lease. All of the options vested during 2017, and related expense of $568,000 is included in general and administrative expense for the year ended December 31, 2017 related to the awards. There were no options granted that were subject to performance conditions for the years ended December 31, 2016 and 2015.

Options granted that were exercised prior to vesting are subject to repurchase by the Company at the lower of the original issue price or fair value and will vest according to the respective option agreement. A portion of the Company’s share options have been exercised prior to vesting and are not outstanding. As of December 31, 2017, exercisable and expected to vest included 35,595 options which were still subject to future vesting (and which may be repurchased by the Company in the event the option holder ceases to provide services to the Company).

Share-based compensation expenses included in the Company’s statements of operations and comprehensive loss for the years ended December 31, 2017, 2016 and 2015 were:

	For the Year Ended December 31,
(in thousands)	2017	2016	2015
Research and development	$38	$217	$62
General and administrative	2,132	83	37
Total	$2,170	$300	$99

Stock-based compensation expense for the year ended December 31, 2017 includes $1,495,000 of expense related to a modification of a restricted Ordinary Shares agreement as discussed in Note 10.